Cash, Restricted Cash and Investments	12 Months Ended
Dec. 31, 2020
Restricted Cash And Investments [Abstract]
Cash, Restricted Cash and Investments

NOTE 3. CASH, RESTRICTED CASH, AND INVESTMENTS

The following presents the Company’s cash and restricted cash:

	December 31,
Amounts in (000's)	2020	2019
Cash	$4,186	$4,383
Restricted cash:
Cash collateral	$124	$124
HUD and other replacement reserves	1,675	2,251
Escrow deposits	1,190	963
Restricted investments for debt obligations	317	317
Total restricted cash	3,306	3,655

Total cash and restricted cash	$7,492	$8,038

Cash collateral—In securing mortgage financing from certain lending institutions, the Company and certain of its wholly-owned subsidiaries are required to deposit cash to be held as collateral in accordance with the terms of such loan agreements.

HUD and other replacement reserves—The regulatory agreements entered into in connection with the financing secured through HUD require monthly escrow deposits for replacement and improvement of the HUD project assets.

Escrow deposits—In connection with financing secured through the Company’s lenders, several wholly-owned subsidiaries of the Company are required to make monthly escrow deposits for taxes and insurance.

Restricted cash for other debt obligations—In compliance with certain financing and insurance agreements, the Company and certain wholly-owned subsidiaries of the Company are required to deposit cash held as collateral by the lender or in escrow with certain designated financial institutions.